Principal Accounting Policies	12 Months Ended
Dec. 31, 2010
Principal Accounting Policies [Abstract]
PRINCIPAL ACCOUNTING POLICIES
4. PRINCIPAL ACCOUNTING POLICIES
(1) Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates. The Company believes that the basis of consolidation and recognition of non-controlling interest, revenue recognition, share-based compensation expense recognition, income taxes and uncertain tax positions, computation of net income per share, determination of fair value of financial instruments, determination of net accounts receivable, determination of fair value of identifiable assets and liabilities acquired through business combination, accounting for investment in debt securities, accounting for equity investments, assessment of impairment for long-lived assets and goodwill, and determination of functional currencies represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of the consolidated financial statements.
(2) Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE subsidiaries for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIE subsidiaries have been eliminated upon consolidation. Investments in equity securities which the Company can exercise significant influence are accounted for by the equity method of accounting.
For the Company’s majority-owned subsidiaries and VIEs, non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group.
Non-controlling Interest for Shanda Games
As the Company is Shanda Games’ controlling shareholder, Shanda Games’ financial results have been consolidated with those of the Company for all periods presented. To reflect the economic interests in Shanda Games held by the shareholders other than the Company, Shanda Games’ net income attributable to these non-controlling shareholders are recorded as non-controlling interest in the Company’s consolidated statements of operations and comprehensive income, based on their share of the economic interests in Shanda Games. Shanda Games’ cumulative results of operations attributable to these shareholders, along with its changes in shareholders’ equity and adjustment for share-based compensation expense in relation to those share-based awards which are unvested and vested but not yet exercised, are recorded as non-controlling interest in the consolidated balance sheets. See Note 23, “Non-controlling Interests”.
Non-controlling Interest for Ku6
As the Company is Ku6’s controlling shareholder, Ku6’s financial results have been consolidated with those of the Company since Ku6 was acquired by the Company in 2009. To reflect the economic interest in Ku6 held by shareholders other than the Company, Ku6’s net loss attributable to these non-controlling shareholders is recorded as non-controlling interest in the Company’s consolidated statements of operations, based on their share of the economic interests in Ku6. Ku6’s cumulative results of operations attributable to these non-controlling shareholders, along with its changes in shareholders’ equity and adjustment for share-based compensation expense in relation to those share-based awards which are unvested and vested but not yet exercised, are recorded as non-controlling interest in the consolidated balance sheets. See Note 23, “Non-controlling Interests”.
The Group follows the guidance relating to the consolidation of Variable Interest Entities in Accounting Standard Codification (“ASC”) 810-10 (formerly referred to FASB Interpretation No. 46R, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51”, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.
In December 2009, the FASB issued ASU No. 2009-17 “Consolidations—Improvements to Financial Reporting by Enterprises Involved with VIEs”, which replaced the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has 1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and 2) the obligation to absorb losses from or the right to receive benefits of the variable interest entity that could potentially be significant to the VIE. The Company adopted the new requirements effective January 1, 2010 and the adoption did not have a material impact on the Company’s audited consolidated financial statements for the year ended December 31, 2010.
Prior to the Separation in July 2008, to comply with PRC laws and regulations that restrict foreign ownership of companies to operate online games, the Company operates its online game business in China through Shanda Networking, and its two subsidiaries, Nanjing Shanda and Hangzhou Bianfeng. These three companies hold the licenses and approvals to operate online games business in the PRC.
Pursuant to the contractual arrangements with Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng, Shengqu provided services, software and technology license and equipment to Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng before July 2008, in exchange for fees, determined according to certain agreed formulas. For the first half year of 2008, the total amount of such fees approximated RMB886.6 million. The principal services, software license and equipment lease agreements that Shengqu and Shanda Computer had entered into with Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng are:
•	Equipment leasing agreements, pursuant to which Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng lease a substantial majority of their operating assets from Shengqu;
•	Technical support agreements, pursuant to which Shanda Computer, and Shengqu, provides technical support for Shanda Networking’s operations, respectively;
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Technology license agreements, pursuant to which Shanda Computer, and Shengqu, licenses billing related technology and online game card sales systems to Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng;

•	Software license agreements, pursuant to which Shengqu licenses certain game related software to Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng;
•	A strategic consulting agreement, pursuant to which Shengqu provides strategic consulting services to Shanda Networking; and
•	Online game license agreements, pursuant to which Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng operate certain online games that are licensed or owned by Shengqu.
In addition, Shengqu has entered into agreements with Shanda Networking and its equity owners with respect to certain shareholder rights and corporate governance matters that provide Shengqu with the substantial power to direct the activities of Shanda Networking and have substantial variable interests in Shanda Networking. As a result of these agreements, the Company is considered the primary beneficiary of Shanda Networking and accordingly Shanda Networking’s results of operations, assets and liabilities are consolidated in the Company’s financial statements before the Separation in July 2008.
After the Separation in July 2008, to comply with PRC laws and regulations that restrict foreign ownership of companies that operate online games, the Group conducts all its online game business through Shanghai Shulong, which is wholly owned by certain employees of the Company, and Nanjing Shulong Computer Technology Co., Ltd. (“Nanjing Shulong”) and Shanghai Shulong Computer Technology Co., Ltd. (“Shulong Computer”), which are wholly owned subsidiaries of Shanghai Shulong. These three companies hold the licenses and approvals to operate online games in the PRC except for the Internet publishing license. The capital of Shanghai Shulong is funded by Shengqu and recorded as interest-free loans to these PRC employees. The portion of the loans for capital injection is eliminated with the capital of Shanghai Shulong during consolidation. The interest-free loans to the employee shareholders of Shanghai Shulong as of December 31, 2009 and 2010 were RMB10.8 million.
Pursuant to the contractual arrangements with Shulong entities, Shengqu together with Shengji and Lansha provide services, software and technology license and equipment to Shanghai Shulong, Shulong Computer and Nanjing Shulong, in exchange for fees, determined according to certain agreed formulas. During the second half year of 2008, and the years ended December 31, 2009 and 2010, the total amount of such fees was approximately RMB1,159.6 million, RMB2,878.1 million and RMB2,313.8 million, respectively, which represented the substantial majority operating profit of the Shulong entities and Youji entities and were eliminated upon consolidation. Shengqu has also undertaken to provide financial support to Shanghai Shulong to the extent necessary for its operations. The following is a summary of the key agreements in effect:
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Loan Agreements between Shengqu and the shareholders of Shanghai Shulong. These loan agreements provide for loans of RMB 10.8 million to the PRC employees for them to make contributions to the registered capital of Shanghai Shulong in exchange for equity interests in Shanghai Shulong. The loans are interest free and are repayable on demand, but the shareholders may not repay all or any part of the loans without Shengqu’s prior written consent.

•	Equity Entrust Agreement between Shengqu and the shareholders of Shanghai Shulong, pursuant to which the shareholders acknowledge their status as nominee shareholders.
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Equity Pledge Agreement among Shengqu, Shanghai Shulong and the shareholders of Shanghai Shulong. Pursuant to this agreement, the shareholders pledged to Shengqu their entire equity interests in Shanghai Shulong to secure the performance of their respective obligations and Shanghai Shulong’s obligations under the various agreements, including the Equity Pledge Agreement, the Business Operation Agreement and the Exclusive Consulting and Service Agreement. Without Shengqu’s prior written consent, neither of the shareholders can transfer any equity interests in Shanghai Shulong.

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Equity Disposition Agreement among Shengqu, Shanghai Shulong and the shareholders of Shanghai Shulong. Pursuant to this agreement, Shengqu and any third party designated by Shengqu have the right, exercisable at any time during the term of the agreement, if and when it is legal to do so under PRC laws and regulations, to purchase from the shareholders, as the case may be, all or any part of their equity interests in Shanghai Shulong at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations. The agreement is for an initial term of 20 years, renewable upon Shengqu’s request.

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Business Operation Agreement among Shengqu, Shanghai Shulong and the shareholders of Shanghai Shulong. This agreement sets forth the rights of Shengqu to control the actions of the shareholders of Shanghai Shulong.

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Exclusive Consulting and Service Agreement between Shengqu and Shanghai Shulong. Pursuant to this agreement, Shengqu has the exclusive right to provide technology support and business consulting services to Shanghai Shulong for a fee.

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Proxies executed by the shareholders of Shanghai Shulong in favor of Shengqu. These irrevocable proxies grant Shengqu or its designees the power to exercise the rights of the shareholder as shareholders of Shanghai Shulong, including the right to appoint directors, general manager and other senior management of Shanghai Shulong.

As a result of these agreements, the Company is considered the primary beneficiary of Shanghai Shulong as the Company has the power to direct activities of Shanghai Shulong and have substantial variable interests in Shanghai Shulong and accordingly Shanghai Shulong’s results of operations, assets and liabilities are consolidated in the Company’s financial statements after the Separation in July 2008.
In addition, after the Separation in July 2008, to comply with PRC laws and regulations that restrict foreign ownership of companies that operate Internet information services, the Group operates integrated community and e-commerce service platform through Shanda Networking, Nanjing Shanda and Shengfutong, which are wholly owned subsidiaries of Shanda Networking. In 2010, the Group also established Shanghai Shengzhan Networking Technology Co., Ltd. (“Shengzhan”) to operate the integrated community and e-commerce services. Then Shengzhan acquired all of the equity interests of Nanjing Shanda and Shanghai Yichong Electronic Business Co., Ltd. (“Yichong”) from Shanda Networking in 2010, which are collectively referred to as Shengzhan entities. These companies hold the license of internet content provider to operate Internet content services in the PRC.
Pursuant to the contractual arrangements with Shanda Networking, Shengfutong and Shengzhan entities, Shanda Computer provides services and software and technology license to Shanda Networking, Shengfutong and Shengzhan entities, in exchange for fees, determined according to certain agreed formulas. During the second half year of 2008 and the years ended December 31, 2009 and 2010, the total amount of such fees was approximately RMB266.6 million, RMB522.8 million and RMB303.7 million, respectively, which represented the substantial majority operating profit of Shanda Networking, Shengfutong and Shengzhan entities and were eliminated upon consolidation. Shanda Computer has also undertaken to provide financial support to Shanda Networking and Shengzhan to the extent necessary for its operations. The following is a summary of the key agreements in effect:
•	Equity Entrust Agreement between Shanda Computer and the shareholders of Shanda Networking and Shengzhan, pursuant to which the shareholders acknowledge their status as nominee shareholders.
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Equity Pledge Agreement among Shanda Computer, Shanda Networking, Shengzhan and the shareholders of Shanda Networking and Shengzhan. Pursuant to this agreement, the shareholders pledged to Shanda Computer their entire equity interests in Shanda Networking and Shengzhan to secure the performance of their respective obligations and Shanda Networking and Shengzhan’s obligations under the various agreements, including the Equity Pledge Agreement, the Business Operation Agreement and the Exclusive Consulting and Service Agreement. Without Shanda Computer’s prior written consent, neither of the shareholders can transfer any equity interests in Shanda Networking.

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Loan Agreements between Shanda Computer and the shareholders of Shengzhan. These loan agreements provide for loans of RMB 10.0 million to the PRC employees for them to make contributions to the registered capital of Shengzhan in exchange for equity interests in Shengzhan. The loans are interest free and are repayable on demand, but the shareholders may not repay all or any part of the loans without Shanda Computer’s prior written consent.

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Assignment Agreement from Shengqu to Shanda Computer of a Purchase Option and Cooperation Agreement by and between Tianqiao Chen, Danian Chen and Shanda Computer pursuant to which Tianqiao Chen and Danian Chen jointly granted Shanda Computer an exclusive option to purchase all of their equity interest in Shanda Networking, and Shanda Networking granted Shanda Computer an exclusive option to purchase all of its assets if and when (1) such purchase is permitted under applicable PRC law or (2) to the extent permitted by law, with respect to his individual interest, either Tianqiao Chen and Danian Chen ceases to be a director or employee of Shanda Networking or desires to transfer his equity interest in Shanda Networking to a third party.

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Business Operation Agreement among Shanda Computer, Shanda Networking, Shengzhan and the shareholders of Shanda Networking and Shengzhan. This agreement sets forth the rights of Shanda Computer to control the actions of the shareholders of Shanda Networking and Shengzhan.

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Exclusive Consulting and Service Agreement between Shanda Computer and Shanda Networking and Shengzhan. Pursuant to this agreement, Shanda Computer has the exclusive right to provide technology support and business consulting services to Shanda Networking and Shengzhan for a fee.

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Proxies executed by the shareholders of Shanda Networking and Shengzhan in favor of Shanda Computer. These irrevocable proxies grant Shanda Computer or its designees the power to exercise the rights of the shareholder as shareholders of Shanda Networking and Shengzhan, including the right to appoint directors, general manager and other senior management of Shanda Networking and Shengzhan.

As a result of these agreements, the Company is considered the primary beneficiary of Shanda Networking and Shengzhan as the Company has the power to direct activities of Shanda Networking and have substantial variable interests in Shanda Networking and Shengzhan and accordingly, Shanda Networking and Shengzhan’s results of operations, assets and liabilities are consolidated in the Company’s financial statements after the Separation in July 2008.
To comply with laws and regulations of the PRC that restrict foreign ownership of companies that operate other restricted businesses such as online advertising, wireless-value added service, recorded music, online and offline literature publications, copyright franchising, etc,, the Group operates such restricted businesses and provides such restricted services in the PRC through PRC domestic companies whose equity interests are held by authorized individuals (“nominee shareholders”) or subsidiaries or VIEs of the Company. The paid in capital of these entities was funded by the Group through equity investments of the subsidiaries or VIEs of the Company or through loans extended to the nominee shareholders of the PRC domestic companies. In addition, these domestic companies have entered into certain exclusive business cooperation, technical and support service, consulting agreements with the subsidiaries of the Company, which make it obligatory for the Group to absorb a substantial majority of the risk of losses from their activities and entitle the Group to receive a substantial majority of their residual returns.
Further, the Group has entered into certain agreements with these domestic companies or the nominee shareholders of these domestic companies, including loan agreements for them to contribute paid-in capital to the domestic companies, equity entrust agreement for the shareholders of these domestic companies to acknowledge their status as nominee shareholders, exclusive call option agreements for the Group to acquire the equity in the PRC domestic companies subject to compliance with PRC laws, share pledge agreements over the equity interests of these PRC domestic companies held by them, and proxy agreements irrevocably authorizing individuals designated by the Group to exercise equity owner’s rights over these PRC domestic companies, whichever is applicable.
As a result of these agreements, the Company is considered the primary beneficiary of these domestic companies and its subsidiaries as the Company has the power to direct activities of these entities and have substantial variable interests in these entities. Accordingly these domestic companies and its subsidiaries’ results of operations, assets and liabilities are consolidated in the Company’s financial statements As of December 31, 2010, the total assets of the consolidated VIEs were RMB6,599.7 million, mainly comprised cash and cash equivalents of RMB2,604.4 million, short term investments of RMB987.7 million, accounts receivable of RMB237.7 million, inventory of RMB120.9 million, deferred tax assets of RMB72.7 million, other current assets of 273.5 million, time deposits with maturity over one year of RMB105.0 million, investment in equity and cost method investees of RMB155.8 million, investment in securities of RMB41.6 million, intangible assets of RMB987.3 million, fixed assets of RMB151.7 million, goodwill of RMB573.4 million, and other long term assets of RMB288.0 million. These balances are reflected in Company’s consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets freely transferred out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset in any of consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs as of December 31, 2010. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs. As of December 31, 2010, the total liabilities of the consolidated VIEs were RMB2,396.2 million, mainly comprised accounts payable of RMB714.8 million, deferred revenue of RMB494.2 million, tax payables of RMB159.9 million, other payables and other accrued liabilities of RMB961.2 million and deferred tax liability of RMB66.1 million.
Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.
(3) Foreign currency translation
The functional currency of the Company is the United States dollar (“US$” or “U.S. dollars”) and its reporting currency is the Renminbi (“RMB”). The functional currency of the Company’s subsidiaries mainly including Shanda Games Limited, Shanda Games Investment Limited, Mochi Media Inc., Shanda Games Technology (HK) Limited, Shanda Games International (Pte) Ltd., Shanda Games Korean Investment Limited, Cloudary Corporation, Cloudary Holdings Limited and Ku6 Media Co., Ltd. are the U.S. dollars. The functional currency of Actoz Soft Co., Ltd.(“Actoz”) and Eyedentity Inc. (“Eyedentity”) are the Korean WON. The functional currency of Seed Music Co., Ltd., Profita Broker Limited and Profita Publishing Limited (collectively referred to as “Seed Music Taiwan entities”), the subsidiaries of Ku6 Media Co., Ltd., which mainly operate in Taiwan, are the Taiwan dollar (“TWD”). The PRC subsidiaries, the PRC VIEs and other overseas subsidiaries except for the above mentioned overseas subsidiaries used RMB as their functional currency.
Assets and liabilities of the Company and its overseas subsidiaries, whose functional currency is U.S. dollars, Korean WON and TWD, respectively, are translated at the current exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited or the Central Bank of the Republic of China (Taiwan) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Translation adjustments resulting from foreign currency translation to reporting currency are reported as cumulative translation adjustments and recorded in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity for the years presented.
Transactions denominated in currencies other than functional currencies are translated into the functional currencies at the exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited or the Central Bank of the Republic of China (Taiwan) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited or the Central Bank of the Republic of China (Taiwan) at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive income.
(4) Convenience translation
Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.600, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on December 31, 2010. This convenience translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2010, or at any other rate.
(5) Cash and cash equivalents
Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months.
Time deposits with maturity over one year represent the bank time deposits with remaining maturities over one year.
(6) Restricted cash
Restricted cash mainly represents (i) cash held in a designated bank account for the sole purpose of transmitting proceeds from the exercise of stock options; and (ii) cash that is pledged for loans. Restricted cash that is pledged for loans is netted off against the loans due to its legal right to offset. (Note 28)
(7) Short-term investments and time deposits with maturity over one year
Short-term investments represent the bank time deposits with the original maturities longer than three months and less than one year.
Time deposits with maturity over one year represent the bank time deposits with remaining maturities over one year.
(8) Marketable securities
Marketable securities primarily consist of available-for-sale marketable equity securities, marketable corporate bonds, or mutual funds. Marketable securities are classified as short-term based on their high liquidity. Marketable securities are carried at fair market value with unrealized appreciation (or depreciation) reported as a component of accumulated other comprehensive income (or loss) in shareholders’ equity. The specific identification method is used to determine the cost of marketable securities disposed. Realized gains and losses are reflected as investment income or losses.
The Company evaluates the investments periodically for possible other-than-temporary impairment and reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and the Company’s ability and intent to hold the investment for a period of time which may be sufficient for anticipated recovery in market value. If appropriate, the Company records impairment charges equal to the amount that the carrying value of its available-for-sale securities exceeds the estimated fair market value of the securities as of the evaluation date.
The Group recorded unrealized gains of approximately RMB0.1 million and RMB6.6 million during the years ended December 31, 2008 and 2009 and unrealized losses of RMB3.8 million during the year ended December 31, 2010 on its marketable securities, respectively, as a component of comprehensive income. No realized gains or losses were recognized in 2008 and 2010 and realized gain of approximately RMB42.2 million were recognized in 2009.
(9) Allowances for doubtful accounts
The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected by taking into account aging analysis of the accounts receivable balances, historical bad debt records, repayment patterns in the prior years and other factors. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.
(10) Inventories
Inventories, consisting principally of paper and books, are stated at the lower of cost, using the weighted average method, or market. The inventory held with the distributors is on consignment basis and is carried as such until sold or returned. The Company performs a review of the inventories on a quarterly basis to evaluate for recoverability and makes for provisions as appropriate. For the purposes of the review, the total finished goods inventory in warehouse and on consignment is categorized into different groups based on their subject and the targeted readers. The Company determines the historical turnover and the aging of each group of inventory and further assesses the market and industry trends and projected demand. The Company uses this information along with a range of progressive rates to determine provision on the inventory. Slow moving or non moving inventory are considered separately and provide for fully when such inventory is not moving for over a specified period. Any damaged inventory is fully written off immediately.
(11) Investment in securities
Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income.
In 2009, the Company, through one of its subsidiaries, acquired certain Series B preferred shares of a literature publication company for a consideration of RMB7,000,000. The Company’s investment represents 20% of investee’s equity interests, on an as converted basis. The preferred shares are not considered as in-substance common stock as they provide substantive redemption rights, liquidation rights and fixed dividends to the Company, which are not available to common shareholders. Thus these investments are classified as investment in debt securities as an available-for-sale investment.
In 2010, the Company, through one of its subsidiaries, acquired certain series B preferred shares of an online e-commerce company for a consideration of RMB34,130,500. The Company’s investment represents 33.3% of the investee’s equity interests, on an as converted basis. The Group is entitled to convert the preferred shares, at its option, to the investee’s ordinary shares. The preferred shares are not considered as in-substance common stock as they also provide substantive conversion, redemption and liquidation rights to the Company, which are not available to common shareholders. Thus these investments are classified as investment in debt securities as an available-for-sale investment. As of December 31, 2010, the Group determined that there was no change in fair value of the investment in this online e-commerce company and that the estimated fair value approximated the carrying value of RMB34.1 million.
Subsequent to initial recognition, available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive income included in shareholder’s equity. When there is objective evidence that the investment is impaired, the cumulative losses from the declines in fair value that had been recognized directly in accumulated other comprehensive income are removed from equity and recognized in the income statement. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the statement of operations and comprehensive loss. The Group evaluates the investments periodically for possible other-than-temporary impairment. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than- temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost.
During the years ended December 31, 2008, 2009 and 2010, the Company recorded unrealized gains on this investment of approximately nil, nil and RMB0.5 million, respectively, as a component of accumulated other comprehensive income.
(12) Investment in equity investees
Affiliated companies are entities over which the Company has significant influence, but which it does not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in affiliated companies are accounted for by the equity method of accounting. Under this method, the Company’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company.
Cost method is used for investments over which the Company does not have the ability to exercise significant influence.
The Company continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value; and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons; changes in stock market price or valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. Impairment losses on equity method investments are included in earnings of affiliated companies. No significant impairment losses were recorded in the years ended December 31, 2008, 2009 and 2010.
(13) Property and equipment
Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	3~5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	3~5 years
Motor vehicles	5 years
Office buildings	20 years
Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statements of Operations and Comprehensive Income.
(14) Intangible assets
Online game product development costs
The Group recognizes costs to develop its online game products in accordance with ASC 985-20 (formerly referred to as SFAS No. 86, “Accounting for Costs of Computer Software to be Sold, Leased or Otherwise Marketed"). Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expense. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online game has a proven ability to operate in online game environment in the PRC market. As the period between the date of technological feasibility and the game release date is historically very short and the development costs incurred during this period were insignificant, all online game development costs have been expensed when incurred.
Websites and internally used software development costs
The Group recognizes websites and internally used software development costs in accordance with ASC 350 -40 (formerly referred to as Statement of Position No. 98-1, “Accounting for the Costs of Computer Software Developed or Obtained for Internal Use”). As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of costs qualifying for capitalization has been immaterial and as a result all websites and internally used software development costs have been expensed as incurred.
Upfront licensing fees
Upfront licensing fees paid to third party licensors are capitalized if the related game software has reached technological feasibility in accordance with ASC 985-20 (formerly referred to as SFAS No. 86, “Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed”) and amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which is usually 3 to 7 years, upon the commercial launch of the related online games.
Software and copyrights
Software and copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the shorter of the useful economic life or stipulated period in the contract, which is usually 1 to 7 years.
Software technology, game engine, non-compete agreements, customer base, copyrights, writer contracts, telecom relationships, bookstore relationships and trademark acquired through business combinations
An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805 (formerly referred to as SFAS No. 141 (Revised 2007) “Business Combinations”). Software technology, game engine, non-compete agreements, customer base, copyrights, writer contracts, telecom relationships, bookstore relationships and trademark arising from the acquisitions of subsidiaries and VIE subsidiaries are initially recognized and measured at estimated fair value upon acquisition. Amortization is computed using the straight-line method over the following estimated useful lives:

Software technology	0.5 to 7 years
Game engine	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer base	2 to 5.5 years
Copyrights	5 to 10 years
Writer contracts	5 to 6 years
Telecom relationships	9 to 11 years
Bookstore relationships	6 to 10 years
Trademarks	7.5 or 20 years
In-process research and development	Write off immediately prior to January 1, 2009 or indefinite-lived and subject to impairment testing until completed or abandoned from January 1, 2009
(15) Video production and acquisition costs and licensed video copyrights
The Group contracts for the production, self produces and purchases videos to exhibit on its websites since the acquisition of Ku6 Holding. The Company also licensed videos to exhibit on its websites since the acquisition of Ku6 Holding in January 2010.
Video production and acquisition costs
Following the guidance under ASC 926-20-25, video production (which mainly include direct production costs and production overhead) and acquisition costs are capitalized, if the capitalization criteria was met, and stated at the lower of unamortized cost or estimated fair value.
With respect to production and acquisition costs, until the Company can establish estimates of secondary market revenues, capitalized costs for each video produced are limited to the amount of revenues contracted for that video. The costs in excess of revenues contracted for that video are expensed as incurred on an actual basis, and are not restored as assets in subsequent periods. Once the Company can establish estimates of secondary market revenues in accordance with ASC 926-20-35-5(b), it capitalizes subsequent film costs.
Capitalized video production costs are amortized in accordance with the guidance in ASC 926-20-35-1 using the individual-film-forecast-computation method, based on the proportion of the revenues earned in a period to the estimated remaining unrecognized ultimate revenues as of the beginning of that period. The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a video, which are limited to the contracted revenue for that video. The in-house produced contents are amortized over the projected useful life, which is currently equal to the contracted revenue period.. The capitalized costs are subject to assessment for impairment in accordance with ASC 926-20-35-12 to 35-18, if an event or change in circumstances indicates that the fair value is less than its unamortized costs.
During the year ended December 31, 2010, video production and acquisition costs did not meet the criteria for capitalization and as a result all the video production costs have been expensed as incurred.
Licensed video copyrights
The Group’s objectives in licensing videos are to build an online content library to increase Ku6’s brand recognition, user base, visitor traffic and popularity of the website to attract more advertisers. The licensed videos, consisting primarily of widely recognized movies and television serial dramas, are available for unlimited viewing anytime during its licensing period. Therefore the Group amortized the licensed video copyrights over the respective licensing periods because the estimated number of future showings may not be determinable.
In addition, the advertiser generally does not require the advertisement to be linked to specific videos and there is no pricing difference for advertisements attached to self-produced or purchased and licensed video content. Accordingly, the Group determined that it is reasonable to consider all of the purchased or in-house produced content and licensed video together for assessing net realizable value for recoverability.
The licensed video copyrights are carried at the lower of amortized cost or net realizable value. Under the net realizable value approach, the Company determines the expected cash inflows that are directly attributed to the contents, which comprise of the expected revenues directly attributable to the content less the direct costs to deliver the content to derive the net realizable value of the asset. The Company writes down the carrying value of the licensed content if the estimated net future direct cash inflows from the licensed video copyrights over the licensing period are lower than the carrying amount.
The amortization period of the licensed video copyrights mainly range from 1 to 3 years during the year ended December 31, 2010. Amortization and write-down expense for the year ended December 31, 2010 was RMB53.8 million and RMB51.9 million, respectively.
(16) Goodwill
Goodwill is measured as the excess of (i) the total cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 should be recognized as goodwill.
In accordance with ASC 350 (formerly referred to as SFAS No. 142 “Goodwill and other intangible assets”), no amortization is recorded for goodwill. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In October of each year, the Company tests impairment of goodwill at the reporting unit level and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. The Company tests goodwill for impairment by reporting unit on an annual basis or more frequently if an event occurs or circumstances change that could more likely than not reduce the fair value of the goodwill below its carrying amount. The Company performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. An impairment loss of RMB14.5 million, RMB4.0 million and RMB15.0 million was recorded in 2008, 2009 and 2010, respectively. (Note 18)
(17) Long-term prepayments
Long-term prepayments mainly represent the prepayments for usage of the parcels of land where the office buildings are located, are recorded at cost, and are amortized over their respective lease periods (usually 50 years).
(18) Other long-term assets
Other long-term assets mainly includes prepayment for upfront license fees, receivables from independent companies, royalty advances, issuance cost of convertible debt, prepayment for distribution rights, film production cost, non-current deposit, contingent receivable and other long term deferred expenses.
Prepayment for upfront license fee
The prepayment for upfront license fee are recognized as other long-term assets if the related online game software has reached technological feasibility but the online games have not yet been commercially launched. The prepayment for upfront license fee will transfer to intangible assets upon the commercial launch of the related online games and amortize on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period. As of December 31, 2009 and 2010, the balance of prepayment for upfront license fee are RMB90.4 million and RMB94.5 million, respectively.
Receivables due from independent companies
Receivables due from independent companies as of December 31, 2009 and 2010 amounted to RMB38.2 million and RMB8.9 million, respectively.
Royalty advances
Royalty advances to authors are capitalized and, upon publication, are recovered as royalties are earned based on the fixed amount of royalty for each book sold. Royalty advances are reviewed for recoverability and a reserve for loss is maintained, if appropriate. Royalty advances as of December 31, 2009 and 2010 amounted to RMB16.0 million and RMB 39.6 million. No losses were recorded in the years ended December 31, 2008, 2009 and 2010.
Prepayment for distribution rights
Since 2010, the Group also cooperates with other distributors to distribute films or episodic television series as a participating distributor but is not the primary obligor under the distribution arrangement and shares a fixed percentage of the distribution fees received by the principal distributor as the Group’s commissions pursuant to its arrangement with the principal distributor. The Group records these commissions as its distribution revenues. Since the film or the episodic television series are still in production, no distribution revenue was recognized during the year ended December 31, 2010.
As of December 31, 2010, the prepayment for the distribution rights for the film or episodic television series in production are RMB33.1 million. Distribution rights for the completed and released films or episodic television series are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year’s revenue bears to management’s current estimate of ultimate revenue expected to be recognized from the exhibition or sub-licensing of the films or episodic television series.
Film ultimate revenues include estimates of revenues from all markets and territories, including revenues associated with theatrical release of the film, revenues associated with home video sales, licensing sales to broadcast or cable networks. Ultimate revenues forecasts include estimates over a period not to exceed ten years following the date of the film’s initial release. Estimated ultimate revenues are revised at least annually.
For episodic television series, ultimate revenue can include estimates from the initial market and secondary markets. Until the Company can establish estimates of secondary market revenue, capitalized costs for each episode television series shall not exceed an amount equal to the amount of revenue contracted for that episode. Accordingly, costs of distribution rights incurred in excess of the amount of revenue contracted for each episode are expensed as incurred on an episode-by-episode basis.
Film production cost
Production costs include expenditures for the production of films by the Group. Production costs are only capitalized when the revenue stream related to the produced film is determinable either through specific advertising contracts or other circumstances whereby revenue can be determined to be associated with the specific film and the same amount of revenue can be reasonably estimated. For films completed and on release, the related capitalized costs are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year’s revenue bears to management’s current estimate of ultimate revenue expected to be recognized from the exhibition or licensing of the films. As of December 31, 2010, the film production cost amounted to RMB8.0 million.
Issuance cost of convertible debt
As of December 31, 2009 and 2010, the issuance costs of the Company’s 2.0% Convertible Senior Notes due 2011 amounted to RMB14.3 million and RMB6.6 million, respectively. The issuance cost of Notes II is deferred and being amortized on a straight-line basis over a period of three years from the date of issuance, which is September 16, 2008, to the maturity date on September 15, 2011. The amortization expense of issuance costs related to Notes II during the years ended December 31, 2008, 2009 and 2010 was approximately RMB2.9 million, RMB8.6 million and RMB8.6 million, respectively.
(19) Impairment of long-lived assets
Long-lived assets and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the amount the carrying value exceeds the fair value of the assets. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments are utilized, the timing or the amount of the impairment charges could be different. No impairment was recognized during the years ended December 31, 2008 and 2009. Impairment of approximately RMB10.2 million related to prepayment for upfront licensing fees was recognized during the year ended December 31, 2010.
(20) Financial instruments
Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, marketable securities, accounts receivable, other current assets, time deposit with maturity over one year, amount due from/to related parties, investment in securities, contingent consideration in relation to the business combinations, short term loan, accounts payable, other payables and convertible debt. As of December 31, 2009 and 2010, their carrying values approximated their fair values because of their generally short maturities, except for the marketable securities (Note 15), investment in securities (Note 4(11)) and the convertible debt (Note 21).
(21) Revenue recognition
Online game revenue
The Group derives its online game revenue from the sale of in-game virtual items and game usage fees purchased by game players to play its Massively Multiplayer Online Role-Playing Games (“MMORPGs”) and casual games.
The Group sells pre-paid cards, in both virtual and physical forms, to third party distributors and retailers, including Internet cafes, as well as through direct online payment systems. The prepaid game cards entitle end users to access online game contents for a specified period of time (time-based revenue model) or purchase in-game premium features (item-based revenue model). All proceeds received from distributors or retailers, net off discounts, from the sales of pre-paid card are deferred when received.
Under the item-based revenue model, revenues are recognized over the estimated life of the in-game virtual items that game players purchase or as the in-game virtual items are consumed. Under the time-based revenue model, revenues are recognized based on the time units consumed by the game players. Revenues are also recognized when game players who had previously purchased playing time or virtual currency are no longer entitled to access the online games in accordance with the published expiration policy. Deferred revenue is reduced as revenues are earned.
Online games revenue, including MMORPGs and casual games, amounted to approximately RMB3,410.3 million, RMB4,841.0 million and RMB4,614.4 million during the years ended December 31, 2008, 2009 and 2010, respectively, which represented a substantial portion of the Group’s revenues in 2008, 2009 and 2010.
Overseas licensing revenues
The Group enters into licensing arrangements with overseas licensees to operate its MMORPGs and advanced casual games in other countries or territories. These licensing agreements provide two revenue streams, consisting of an initial license fee and a monthly revenue-based royalty fee. The initial license fee is based on a fixed amount and recognized ratably over the term of the license. The monthly revenue-based royalty fee is recognized when earned, provided that collectability is reasonably assured.
Online literature revenue
The Group generates revenue from the sale of online premium literature contents to the users. The users generally purchase the content by chapter or by book and cannot cancel the purchase once made. The users can pay for their purchases either through the pre-paid cards sold by the Group or through credits directly deposited into their respective accounts which they can make payments directly on the Group’s online literature websites.
The purchased content usually has no expiry period unless otherwise stated. The revenue from purchase of online content or other community tools (such as votes and gifts for an author) is recognized at the time of purchase as the Company does not have any further obligation after providing the content to the user upon purchase and all other criteria for revenue recognition is met.
Wireless literature revenue
The Group derives wireless service revenues primarily by providing its literature contents to wireless application protocol, or WAP, operators and a mobile operator (collectively referred to as “wireless carriers”) pursuant to revenue-sharing arrangements. The Group uploads the literature content to the wireless platforms of the wireless carriers and the royalty right resides with the Group. The wireless carriers receive a fee from the wireless users when they pay to access the literature content from their wireless devices (such as mobile handsets). Such fee is charged either on a monthly subscription basis (under which users can access a variety of contents offered on the carrier’s platform) or per usage basis (based on the Group’s literature content accessed by the user per book or per chapter). The Group receives an agreed percentage of the fee generated by the respective wireless carriers.
Recognition of revenues under these wireless services agreements is subject to availability of the usage information from the respective wireless carriers. With respect to the WAP operators, the Group relies on monthly billing statements which are received from the WAP operators shortly after the month end. The revenue earned from arrangements with wireless operators is recognized in the month in which the services are performed (i.e., provided to the end user by the WAP operators) based on the monthly billing statement received from the WAP operator.
For the arrangement entered into with the telecom operator in 2010, the Group can access the information on the content accessed by the wireless users on the per usage basis from a platform operated by the mobile operator on a monthly basis. For the revenues from the mobile operator based on monthly subscription, the Group relies on the quarterly billing statements for the Group’s share in the fees generated by the telecom operator in each month. There is normally time lag of 3 to 4 months by which the Group receives the billing statements from the mobile operator and the Group has no visibility into these revenues prior to receipts of the billing statements.
In case of arrangement with the mobile operator:
• where the Company has timely access to usage information (i.e. under the per usage basis), in accordance with ASC 605, the revenues are recognized in the period in which the service is performed provided that no significant obligation remains, collection of the receivable is reasonably assured and the amounts can be reliably estimated. The estimate of revenue is based on Company’s analysis of usage information for the month provided by the mobile operator, the contractual rates with the mobile operator and any historical adjustments for discrepancies between internally estimated revenues and actual revenues subsequently confirmed by the mobile operator. There were no significant true up adjustments between the Company’s analysis of usage information and the statements received during 2010.
• where the Group does not have timely access to usage information (i.e. under the monthly subscription basis), until billing statements are received, the Group cannot reliably determine the revenue earned for that period as it has limited relationship history with the mobile operator which began in 2010 and lacks the information necessary to make a reliable estimate. Accordingly, the Group recognized revenue in the period in which the service is performed only if the billing statements for the related period have been received prior to the issuance of its financial statements. The Group has applied such policy on a consistent basis. The time lag before the Group receives the billing statements from China Mobile normally ranges from three to four months and the Group has no visibility into these revenues prior to the receipt of the billing statements. The Group currently does not expect a significant change to the time lag in receiving the billing statements in the near future, and hence expects to continue to report the revenues from such wireless services on similar time lag basis. However, as the Group does not control the time when the mobile operators provide the billing statements, if the Group receives any billing statements at a time lag different from the current timelines, the Group will record the revenues following the accounting policy as discussed above, which may result in disproportionate revenue recognition.
The revenues recognized under the arrangements with the wireless carriers represent only the Group’s shares of the revenues to be received from the wireless carriers, i.e. recorded on a net basis, as the Group is not the primary obligor in the arrangement, nor does it enter into contract with wireless users or has the price setting capabilities. The Group only provides the content to the wireless carriers.
Offline literature distribution revenue
The Group sells its published books through chain and online bookstores and wholesalers (collectively referred to as “distributors”). The Group enters into sales agreements with each distributor which are generally for a term of one to two years and can be renewed on mutual basis. Prior to entering into the agreement, the Group performs a credit evaluation of the distributor, and further monitors the credit status of the distributor on a regular basis based on market information and past history.
Following the normal industry practice in China, the Group provides the books to the distributors substantively on consignment basis. The books are shipped from the Group’s warehouse as per the orders placed by the distributors for different book titles, under a delivery note which specifies the quantity of the books delivered, the retail price of each book title, the discount to be applied on the retail price (as agreed in the sales agreement with the distributor) and the total wholesale price for the books being shipped. The title of the books is passed to the distributors only after the distributor has sold the books to end customers or if the books have been damaged while in possession of the distributors. The distributors have an unlimited right to return the books to the Group at any time and are not invoiced and do not have the obligation to pay for the books when the books are shipped. Accordingly, the Group has not transferred risk and rewards of the inventory upon shipment to the distributor. Risk and rewards are only transferred when the books are sold to the end customers.
The Group reconciles the wholesale value of the books shipped to and received by the distributors on a monthly basis. Consistent with the industry practice in China, the Group and the distributor arrive at a settlement of the individual delivery notes, normally on a first-in-first-out basis, over a period of 3 to 6 months from the date of each delivery note. Upon settlement, the distributors confirm the amount to be paid under each delivery note based on the books sold or damaged as of the settlement date and the number of unsold books to be returned to the Group. After settlement, the Group raises an invoice to the distributor for the amount to be paid by the distributor, which is a product of the number of books sold or damaged and the discounted price per unit of that book specified in the delivery note. The invoice amount is collected from the distributor within the following one to two months.
The Group generally does not require distributors to make any upfront payments for the shipments. The limited advance payments received are not refundable but can be used to offset future payables of the distributors. The advance payments are shown as advance from customers, and are netted off from the invoice amount at the time of invoicing. The distributors are not contractually obligated to purchase minimum quantities of any books.
Following the industry practice in China and given the extensive sub-distribution network that the distributors operate, generally, the distributors do not provide any information about the books sold or damaged until settlement. The Group is not in a position to reliably estimate the timing of sale of books to the end customers as each book is unique. Therefore, the Company does not have sufficient information to reliably determine the amount of books sold to the end customer under each delivery note until the settlement with the distributor.
The Group has assessed the arrangement under ASC 605 and determined that while the Group meets the other criteria for revenue recognition at the time when the books are actually sold or damaged by the distributor, namely persuasive evidence of an arrangement, books have been delivered and no other significant obligation is remaining, the amount is determinable and the collection of the revenues is reasonably assured, in the absence of any timely information from the distributors, the Company cannot determine how many books have been sold until settlement. Further, the Group has no information as to when books are sold or damaged, other than that such event occurs, prior to settlement. Accordingly, the Group recognizes revenue at the time of settlement with the distributor, which is the time when all the criteria under ASC 605 are met. The Group has applied such policy on a consistent basis.
Based on the accounting policy above, the revenues from offline business recognized in each month comprise of the revenue arising from all the settlements made in that month, and revenues during a year or a quarter from offline business comprise of the revenues arising from all the settlements that have occurred in the 12 months of that year or 3 months of that quarter respectively.
The Group provides volume based sales rebates to the distributors if they complete a specified cumulative level of sales within an agreed period. The amount of such rebates is accrued in accordance with ASC 605-50 “Customer Payments and Incentives” and is recognized as a reduction of revenue.
Copyright licensing
The Group also generates revenues from sub-licensing the copyrights it obtains from authors to online game companies, television producers, movie studios and traditional offline book publishers for an agreed period. The revenue from sub-licensing agreements is recognised when all the following criteria are met: persuasive evidence of an arrangement exists; the content has been delivered or is available for immediate and unconditional delivery and the Group has no further obligations; the price to the customer is fixed or determinable; and collectability is reasonably assured. Depending on the terms of the respective agreements, revenue is recognised either upfront upon the beginning of the sub-licensing agreement to the extent of the fixed and non-refundable amount received upfront or over the period of the sub-licensing agreement. Any amount of revenue which is contingent upon future events (for example future revenue generated by using the copyright) is recognised when the contingency is met.
Online advertising services
The Group’s revenues are derived principally from online brand advertising arrangements, where the advertisers pay to place their advertisements on the Group’s online video, literature or other platforms in different formats. Such formats generally include banners, buttons, links, pre-roll or post-roll video advertisements.
Advertisements on the Company’s online video, literature or other platforms are charged either based on the agreed number of clicks per day over the agreed period or on per day basis. In the first case, the delivery of service occurs when users click on the videos clips. In the latter case, the delivery is not linked to displays, but occurs as the advertisement is hosted each day.
All the Group’s revenue arrangements involve multiple element deliverables that may include placements of different types of advertisements, which are accounted for using the guidance under ASC 605-25 “Multiple Element Arrangements”.
The Group sells the advertising services over a broad price range and there is a lack of objective and reliable evidence of fair value for each deliverable included in the arrangement. Therefore, for the arrangements that all the elements are not delivered in a uniform pattern over the agreement period, the Group treats all elements of advertising contracts as a single unit of accounting for revenue recognition purposes and recognizes the revenues on the completion of delivery of all the elements involved in the arrangements. When all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized ratably over the contract period.
The Group makes a credit assessment of the customer to assess the collectability of the contract amounts prior to entering into contracts. For those contracts for which the collectability was assessed as not reasonably assured, the Group recognizes revenue only when the cash was received and all revenue recognition criteria were met.
The majority of the revenue arrangements are contracted with advertising agencies and the Group provides cash incentives in the form of rebate to these advertising agencies based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25 (formerly referred to as EITF 01-9, Accounting for Consideration Given by a Vendor to a Customer).
Wireless value-added services
Wireless value-added services (“WVAS”) revenue are derived from providing mobile phone users with services for recharging value of their prepaid cards and subscribing other content such as game related content and literature content via short messaging services (“SMS”). Following the acquisition of Ku6 in July 2009, the Group also provided other entertainment-oriented wireless value-added services including SMS, multimedia messaging services (“MMS”), wireless application protocol (“WAP”), JavaTM (“Java games”), interactive voice response services (“IVR”) and ring back tone (“RBT”) services, to mobile phone users through the three major Chinese operators of telecommunication networks including China United Telecommunications Corporation (“China Unicom”), China Mobile Communications Corporation (“China Mobile”) and China Telecommunications Corporation (collectively, the “Telecom Operators”).
Revenues from WVAS are charged based on a per-use basis or monthly subscription basis and recognized in the period in which the service is performed, provided that collection of the receivables is reasonably assured, the amounts can be accurately estimated, and there are no future service obligations by the Group. In certain instances, when a statement is not received within a reasonable period of time, the Group makes an estimate of the revenues and cost of services earned during the period covered by the statement based on its internally generated information, historical experience and/or other assumptions that are believed to be reasonable under the circumstances. The historical differences between the recorded revenue based on such estimates and actual revenue confirmed subsequently were not material.
The Group evaluated its cooperation arrangements with the Telecom Operators to determine whether to recognize the Group’s revenues on a gross basis or net of the service fees and net transmission charges paid to the Telecom Operators. The Group’s determination is based upon an assessment of whether it acted as a principal or agent when providing its services and the Group had concluded that it acts as principal in the arrangement based on the assessment and recognizing revenues on a gross basis.
Recorded music revenue:
Following the acquisition of Ku6 in July 2009, the Group is involved in business of artist development music production, offline music distribution and online distribution through wireless value-added services and the Internet. Recorded music revenues are derived from live performances, corporate sponsorship, online and wireless sales, and offline CD sales. The Group recognizes artist performance fees and corporate sponsorship or marketing event fees once the performance or the service has been completed and when all revenue recognition criteria were met. Revenues from the sale of CDs is derived either by providing the CD master to a distributor or by directly arranging for the volume production and subsequent wholesale of the CDs. In the former case, the Group receives a fixed fee, has no further obligations and recognizes the fee as revenue when the master CD is provided. In the latter case, the Group ships the produced CDs to retail distributors and recognizes wholesale revenues at the time of shipment less a provision for future estimated returns. The Group licenses its music to third parties for guaranteed minimum royalty payments and normally receives non-refundable upfront licensing fees. In such cases the Group recognizes revenue on a straight-line basis over the license period and deferred revenues are included in liabilities. When the contract provides for additional payments if revenues exceed the minimum amount guaranteed, such amounts are included in revenues when the Group is notified of its entitlement to additional payments.
Other revenues
Other revenues principally comprise of revenue from technical services and cooperation, service fees from rendering management software to internet cafe and sale of E-Key, e-book reader and other online game related auxiliary products.
The Group licenses software it developed to internet cafés for their daily operation and management. Fixed licensing fees, as stipulated in license agreements, are charged to internet café on a monthly basis. Licensing revenue is recognized based on the usage of the software and when the fee collection is reasonably assured.
The Group renders technical service and cooperation on its network PC platform. Revenue is recognized when the services or cooperation are rendered and fee collection is reasonably assured.
The Group sells E-Key, a secure ID product, e-book reader and other on-line game auxiliary products to customers. Revenues derived from the sale of E-Key, e-book reader and other on-line game auxiliary products are recognized when the titles of such products are transferred to the customers and collections are reasonably assured.
Non-online game revenues amounted to RMB158.8 million, RMB394.4 million and RMB957.8 million during the years ended December 31, 2008, 2009 and 2010, respectively.
Customer loyalty program
The Group implemented a customer loyalty program for its online game business, which provides physical awards and in-game virtual items to game players based on accumulated membership points that vary depending on the services rendered and fees paid. If the points were awarded for purchase of in-game virtual items, it is part of the Group’s revenue generating activities, and such arrangements are considered to have multiple elements. Under the applicable guidance, total consideration is allocated to the purchased services and loyalty points based on the relative fair value of the purchased services and redeemable services. Consideration allocated to the loyalty points expected to redeem in-game virtual items is initially recorded as deferred revenue, and revenue is recognized when the points are redeemed and services are rendered. If the points were not awarded from a revenue generating activity, the fair value of the points is accrued as other payables and accrued liabilities, with a charge to cost of sales, when they are awarded.
The Group started its literature business customer loyalty program in the later half of 2010. Under this loyalty program, users earn loyalty points based on their activities to purchase online premium literature content and their participation in various community activities such as commenting and rating a work-in-progress. As users accumulate more points, they gain access to more premium services and are able to redeem those points for community tools, including virtual gifts that can be used to support their favorite authors. If the points were awarded for purchase of literature content, it is part of the Group’s revenue generating activities, and such arrangements are considered to have multiple elements. Under the applicable guidance, total consideration is allocated to the purchased services and loyalty points based on the relative fair value of the purchased content and redeemable services. Consideration allocated to the loyalty points is initially recorded as deferred revenue, and revenue is recognized when the points are redeemed and services are rendered. If the points were not awarded from a revenue generating activity, the fair value of the points are accrued as other liabilities, with a charge to cost of sales, when they are awarded. As of December 31, 2010, the points awarded under the customer loyalty program were insignificant.
Business tax and related surcharges
The Group’s subsidiaries and its VIE subsidiaries are subject to business tax and related surcharges and value added tax on the revenues earned for services provided and products sold in the PRC. The applicable business tax rate varies from 3% to 5% and the rate of value added tax varies from 3% to 17%. In the accompanying consolidated statements of operations and comprehensive income, business tax and related surcharges for revenues derived from on-line games, online literature business, wireless literature business, copyright licensing, online advertising services, wireless valued-added services, recorded music services and other services are deducted from gross revenue to arrive at net revenues.
(22) Deferred revenue
Deferred revenue primarily represents proceeds received from customers that cover online game or literature services to be rendered in the future. Deferred revenue is stated at the amount of proceeds received less the amount previously recognized as revenue upon the rendering of online game or literature services or expiration of the time units or expiration of game cards in accordance with the Group’s published expiration policy.
(23) Deferred licensing fees and related costs
Upon the receipt of proceeds from the distributors, which can be specifically attributable to certain online games and online literature content, the Group is obligated to pay on-going licensing fees and other costs related to such proceeds, including business tax and related surcharges. As revenues are deferred (Note 4(21)), the related on-going licensing fees and costs are also deferred. The deferred licensing fees and related costs are recognized in the consolidated statements of operations and comprehensive income in the period in which the related online game proceeds received are recognized as revenue.
(24) Cost of revenue
Cost of online games and services rendered
Cost of online game revenues consists primarily of salary and benefits, online game licensing fees, server leasing charges, depreciation, maintenance and rental of computer equipment, amortization of upfront licensing fees, share-based compensation, manufacturing costs for prepaid game cards, expenses for customer loyalty program and other overhead expenses directly attributable to the provision of online game services.
Cost of service revenues consists primarily of salary and benefits, royalty fees payable to other parties for use of their work, amortization of copyrights, depreciation, maintenance and rental of computer equipment, bandwidth leasing and communication costs, video production cost, amortization and write-down of licensed video copyright, service fees and network fees paid to Telecom Operators and other overhead expenses directly attributable to the provision of the related services.
Cost of online games and services rendered amounted to approximately RMB1,013.2 million, RMB1,453.3 million and RMB1,942.0 million during the years ended December 31, 2008, 2009 and 2010, respectively.
Cost of goods sold
Cost of goods sold primarily consists of direct manufacturing or production costs of physical books, E-Key, e-book readers, other on-line game auxiliary products and CDs, as well as the corresponding shipping and handling costs for the products sold. Cost of goods sold amounted to approximately RMB7.3 million, RMB28.9 million and RMB211.6 million, during the years ended December 31, 2008, 2009 and 2010, respectively.
(25) Product development
Product development costs consist primarily of salaries and benefits, depreciation expense, outsourced game development expenses, share-based compensation, and other expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online entertainment products, software, websites and integrated platforms, and are recorded on an accrual basis.
(26) Sales and marketing
Sales and marketing costs consist primarily of advertising and marketing promotion expenses, salaries and benefits, share-based compensation, sales commission paid to the sales team, and other expenses incurred by the Group’s sales and marketing personnel, and are recorded on an accrual basis. Advertising and market promotion expenses amounted to approximately RMB220.6 million, RMB380.8 million and RMB437.1 million during the years ended December 31, 2008, 2009 and 2010, respectively.
(27) General and administrative
General and administrative expenses consist primarily of salary and benefits, professional service fees, business tax expense, share-based compensation, depreciation expenses, bad debt provision and other expenses. The Company’s business tax expense primarily relates to services and licensing fees paid by certain VIEs to certain PRC subsidiaries.
(28) Share-based compensation
The Group follows ASC 718 (formerly referred to as Statement of Financial Accounting Standard 123(R) “Accounting for stock-based compensation”), which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense over the vesting period of the award based on the fair value of the award determined at the grant date. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees and directors before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates.
In accordance with ASC 718, the Company has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions.
(29) Leases
Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods or based on certain formulas, as specified in the lease agreements, with reference to the actual number of users of the leased assets, as appropriate.
(30) Taxation
The income tax provision reflected in the Company’s Consolidated Statements of Operations and Comprehensive Income is provided on the taxable income of each subsidiary on the separate tax return basis.
Deferred income taxes are provided using the liability method in accordance with ASC 740 (formerly referred to as SFAS No. 109, “Income Taxes”). Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of; the deferred tax assets will not be realized.
The Company follows ASC 740-10-25 (formerly referred to as FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes — An interpretation of FASB Statement No. 109). The interpretation prescribes a recognition threshold and a measurement attribute for the financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Company did not have any interest and penalties associated with uncertain tax positions and did not have any significant unrecognized uncertain tax positions for the years ended December 31, 2008, 2009 and 2010.
(31) Statutory reserves
China
The Group’s subsidiaries and the VIEs incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).
The PRC subsidiaries must make appropriations to (i) general reserve and (ii) enterprise expansion fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; enterprise expansion fund appropriation is at the company’s discretion.
The Company’s VIEs, in accordance with the China Company Laws, must make appropriations to a (i) statutory reserve fund and (ii) discretionary surplus fund. Until January 1, 2006, contributions to a statutory public welfare fund were also required. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; the statutory public welfare fund requires annual appropriations of at least 5~10% of after-tax profit (as determined under PRC GAAP at each year-end before 2006); other fund appropriation is at the company’s discretion.
The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. The enterprise expansion fund was mainly used to expand the production and operation; it also may be used for increasing the registered capital. The statutory public welfare fund must be used for capital expenditures for the collective welfare of employees.
Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. During the years ended December 31, 2008, 2009 and 2010, the Group made total appropriations to these statutory reserves of approximately RMB36.1 million, RMB12.6 million and RMB11.2 million, respectively.
There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.
Korea
The Korean subsidiaries including Actoz and Eyedentity are required to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued capital stock in accordance with the Commercial Code of Korea. The reserve is not available for the payment of cash dividends, but may be transferred to capital stock by an appropriate resolution of the company’s board of directors or used to reduce accumulated deficit, if any, with the ratification of the company’s majority shareholders. As Actoz and Eyedentity did not declare or pay cash dividend, the Group did not make appropriation to this legal reserve.
(32) Dividends
Dividends of the Company are recognized when declared.
Relevant laws and regulations permit payments of dividends by the PRC and Korean subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations (see Note 4(31)).
In addition, since a significant amount of the Group’s future revenues will be denominated in RMB, the existing and any future restrictions on currency exchange may limit the Group’s ability to utilize revenues generated in RMB to fund the Group’s business activities outside China, if any, or expenditures denominated in foreign currencies.
(33) Earnings per share
Basic net income per share attributable to Shanda Interactive ordinary shareholders is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net income per share attributable to Shanda Interactive ordinary shareholders is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options for the purchase of ordinary shares and the settlement of restricted share units accounted for using the treasury stock method and the conversion of the convertible debt accounted for using the as-converted method. Potential ordinary shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would have anti-dilutive effect (i.e., an increase in earnings per share amounts or a decrease in loss per share amounts) on net income per share.
Additionally, in the calculation of diluted net income per share attributable to Shanda Interactive, the Company’s net income is reduced by the difference between the basic and diluted net income per share attributable to Shanda Games multiplied by the weighted average number of Shanda Games’ shares held by the Company. There was no impact of Ku6 on the diluted calculation as Ku6’s basic and diluted net income were the same due to its net loss for the period.
(34) Comprehensive income or loss
Comprehensive income or loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustment and unrealized gain/(loss) of marketable securities and investment in securities.
(35) Segment reporting
ASC 280 (formerly referred to as SFAS 131, “Disclosures about Segments of an Enterprise and Related Information”), establishes standards for reporting information about operating segments in annual financial statements. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance.
Prior to the Separation, the Company operated and managed its business as a single segment. After the Separation in July 2008, the Company had the two segments of Shanda Games and Shanda Online. In 2010, the Group reported the online video business of Ku6 as a separate segment after the acquisition in January 2010 and the Restructuring in August 2010. As a result of these changes in 2010, the Company determined that it has the following operating segments as of December 31, 2010:
Shanda Games — Focused on operation of online games, which are developed in-house, co-developed and co-operated with Shanda Games’s partners, acquired or licensed from third-parties, through a game service platform which includes game operation technology infrastructure and game content management system.
Shanda Online — Focused on operation of a unified community and an online entertainment content e-commerce service platform.
Ku6 — Focused on providing online advertising services through online video platforms of www.ku6.com and www.juchang.com.
Information regarding the business segments provided to the Company’s CODM is at the gross profit margin level. The Company does not allocate any operating expenses or assets to its segments, as the CODM does not use this information to allocate resources to or evaluate the performance of the operating segments.
As the Company generates its revenues primarily from customers in the PRC, no geographical segments are presented.
The segment information provided below has been prepared as if the current corporate structure which separates the Company’s business into online games related and integrated services platform related, had been in existence throughout the periods presented and as if the Separation had occurred as of the earliest period presented (except for the Yisheng business as noted below). For the period from January 1, 2008 to June 30, 2008, the segment information was prepared by combining the revenues and expenses that were directly applicable to Shanda Games and Shanda Online segment, respectively, and for the period from July 1, 2008 to December 31, 2010, the information set forth below consists of the financial statements of Shanda Games and Shanda Online segment as a standalone entity subsequent to the Separation.
Summarized below are the net revenues, costs of revenues and gross profits with respect to each business segment for the years ended December 31, 2008, 2009 and 2010. The Company has reclassified its previously reported segment information for the year ended December 31, 2008 and 2009 to conform to the current segment presentation. The Group’s assets and liabilities are not evaluated on a segment basis. Accordingly, no disclosure on segment assets and liabilities is provided.

	Year Ended December 31, 2010 (in RMB thousands)
	Shanda Games	Shanda Online	Ku6(3)	Others(1)	Elimination	Total

Net revenues	4,504,708	1,024,379	109,267	1,029,760	(1,095,864)	5,572,250
Costs of revenues	(1,837,182)	(229,374)	(267,030)	(685,482)	865,527	(2,153,541)
Gross profit margins	2,667,526	795,005	(157,763)	344,278	(230,337)	3,418,709

	Year Ended December 31, 2009 (in RMB thousands)
	Shanda Games	Shanda Online	Others(1)	Elimination	Total

Net revenues	4,806,705	1,066,178	519,076	(1,156,581)	5,235,378
Costs of revenues	(1,933,474)	(203,249)	(291,301)	950,398	(1,477,626)
Gross profit margins	2,873,231	862,929	227,775	(206,183)	3,757,752

	Year Ended December 31, 2008 (in RMB thousands)
	Shanda Games	Shanda Online		Others(1)	Elimination	Total

Net revenues	3,376,756	784,186	(2)	268,164	(860,038)	3,569,068
Costs of revenues	(1,489,361)	(126,031)		(171,941)	766,863	(1,020,470)
Gross profit margins	1,887,395	658,155		96,223	(93,175)	2,548,598

(1)
The Company also generates revenues from literature business, operation and management of the provision of management software to internet café and operation of online chess and board platform, WVAS and recorded music of Ku6 acquired in July 2009, etc. Although Yisheng was acquired by Ku6 from the Company in August 2010 and is included in the Ku6 column above for 2010, Yisheng is not material for 2009 and 2008 and its results were not reclassified for those years.

(2)
It represents fees for certain technical services as calculated pursuant to contractual agreements entered into both prior to and in connection with the Separation. Therefore, net revenues in 2008 were calculated using these methods of calculating prior to and after the Separation, and hence net revenues for the years ended December 31, 2008 may not be comparable with those for the years ended December 2009 and 2010.

(3)	The Group acquired Ku6 Holding in January 2010 and reported the online video business of Ku6 as a separate segment after the acquisition in January 2010 and the Restructuring in August 2010.
(36) Fair value measurements
On January 1, 2008, the Group adopted the ASC 820 (formerly referred to as Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”) for financial assets and liabilities. On January 1, 2009, the Group also adopted the statement for all non-financial assets and non-financial liabilities. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets at fair value, including its marketable securities.
When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income.
(37) Business combinations and non-controlling interests
The Company accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities the Company acquired based on their estimated fair values. Any non-controlling interest was reflected at historical cost. Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, contingent consideration was not recorded until the contingency was resolved.
From January 1, 2009, the Company adopted ASC 805 (formerly referred to as SFAS No. 141 (revised 2007), “Business combinations”). Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.
When the Company obtains control over an entity by acquiring an additional interest in that entity. The Company’s previously held equity interest is remeasured to fair value at the date the controlling interest is acquired. Any difference between the carrying value and the fair value of the previously held equity interest is recognized as a gain or loss in the income statement. Subsequent changes in the equity interest of a subsidiary while the Company retaining its controlling interests are accounted for as equity transactions.
From January 1, 2009, following the adoption of ASC810 (formerly referred to as SFAS No.160, “Non-controlling Interests in Consolidated Financial Statements-an amendment of ARB No.51.”), the Company also renamed the minority interests to non-controlling interests and reclassified it on the consolidated balance sheet from the mezzanine section between liabilities and equity to a separate line item in equity except for the redeemable securities that are subject to the guidance in ASC 268 (formerly referred to as EITF Topic D-98, “Classification and Measurement of Redeemable Securities”). The Company also expanded disclosures in the consolidated financial statements to clearly identify and distinguish the interests of the Company from the interests of the non-controlling owners of its subsidiaries. The Company has applied the presentation and disclosure requirements retrospectively for all periods presented.
(38) Reclassifications and revisions
Certain reclassifications have been made to all years presented in the consolidated financial statements to conform to the current year presentation. Such reclassifications had no effect on previously reported results of operations or stockholders’ equity.
In addition, the Company has revised the classification of i) investment income in the consolidated statement of cash flows for 2008 to include such amount as operating cash inflows, versus prior presentation as an investing cash flows and ii) net cash paid for purchase of additional shares in a subsidiary in the consolidated statement of cash flows for 2008 and 2009 to include such amounts as financing cash outflows, versus prior presentation as investing cash flows. These changes increased operating cash flows by RMB8.1 million in 2008, increased investing cash flows by RMB4.9 million and RMB23.6 million in 2008 and 2009, respectively, and decreased financing cash flows by RMB13.0 million and RMB23.6 million in 2008 and 2009, respectively.